PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2023
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress	Total

Cost
Balance, January 1, 2022	$31,944	$192,482	$35,414	$390,059	$649,899
Additions	460	-	-	938,175	938,635
Disposals	(1,500)	-	-	-	(1,500)
Translation differences	(1,885)	(11,430)	(2,104)	(27,037)	(42,456)
Balance, December 31, 2022	29,019	181,052	33,310	1,301,197	1,544,578
Additions	5,174	-	844	722	6,740
Disposals	-	-	-	-	-
Translation differences	(2,077)	(12,539)	(2,344)	(68,947)	(85,907)
Balance, June 30, 2023	$32,116	$168,513	$31,810	$1,232,972	$1,465,411

Accumulated depreciation
Balance as of January 1, 2022	$26,794	$150,219	$29,645	-	$206,658
Depreciation	2,399	28,405	2,297	-	33,101
Translation differences	(1,605)	(9,089)	(1,774)	-	(12,468)
Balance, December 31, 2022	27,588	169,535	30,168	-	227,291
Depreciation	943	4,807	1,159	-	6,909
Translation differences	(1,946)	(11,954)	(2,140)	-	(16,040)
Balance, June 30, 2023	$26,585	$162,388	$29,187	-	$218,160

Net book value
At December 31, 2022	$1,431	$11,517	$3,142	$1,301,197	$1,317,287
At June 30, 2023	$5,531	$6,125	$2,623	$1,232,972	$1,247,251

During the six months ended June 30, 2023, depreciation of $775 (2022 - $1,464) related to computer and equipment is included in cost of revenue.

As at June 30, 2023 and December 31, 2022 the Company’s Capital work in progress relates to the ongoing investment in the future medical cannabis cultivation facility in Moshav Kochav Michael, Israel which includes permits, design, software development and IT infrastructure.

The Company considered indicators of impairment at December 31, 2022 and 2021. The Company did not record any impairment loss during the years ended December 31, 2022 and 2021.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023

(Expressed in Canadian dollars)

(Unaudited)